CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Pharming Group N.V., hereafter “the Company,” “the Group” or “Pharming,” is a global biopharmaceutical company dedicated to transforming the lives of patients with rare, debilitating, and life-threatening diseases. Pharming is commercializing and developing a portfolio of innovative medicines, including small molecules and biologics. Pharming is headquartered in Leiden, the Netherlands, and has employees around the globe who serve patients in over 30 markets in North America, Europe, the Middle East, Africa, and Asia-Pacific.
The consolidated financial statements of Pharming for the year ended December 31, 2024. were authorized for issue in accordance with a resolution of the Board of Directors on April 2, 2025. The financial statements are subject to adoption by the Annual General Meeting of shareholders, which has been scheduled for June 11, 2025.
The headquarters and registered office of Pharming Group N.V. are located at:

Darwinweg 24
2333 CR Leiden
The Netherlands